Promissory Note Receivable (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jan. 30, 2018 CAD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 USD ($)
Promissory Note Receivable [Abstract]
Term of lease under multiple lease agreements	5 years
Discounted operating lease payments to be received under multiple lease agreements	$ 1,000,000
Lump sum payment received from sale and transfer of lease agreements	1,492,611
Value of promissory note receivable under multiple lease agreements	$ 1,000,000
Percentage of interest rate of promissory note receivable under multiple lease agreements	6.40%
Write down of assets		$ 297,883	$ 223,919